FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Derivative Contracts

The fair value of derivative contracts as of December 31, 2014 and December 31, 2013 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 4	2 0 1 3	2 0 1 4	2 0 1 3
Derivatives designated as hedging instruments in cash flow hedge	$-	$541	$1,177	$-

Balance of Derivative Instruments and Impact on Accumulated Other Comprehensive Income

The following table represents the balance of derivative instruments as of December 31, 2014 and 2013, and their impact on accumulated other comprehensive income (“OCI”) for the year ended December 31, 2014:

Balance at December 31,2013	$541
Amount of loss recognized in OCI	(1,844)
Amount of loss reclassified from OCI to income	126
Balance at December 31,2014	$(1,177)

Impact of Derivative Instruments on Total Operating Expenses

The impact of derivative instrument on total operating expenses in the year ended December 31, 2014, 2013 and 2012 was:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2

Gain (loss) on derivative instruments	$(126)	$1,181	$(116)